Other Related Party Transactions - Tender Offer and Settlement Agreement (Details) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 15, 2021 USD ($) $ / shares	Feb. 26, 2021 entity	Feb. 25, 2021 USD ($) entity $ / shares shares	Feb. 28, 2021 shares	Nov. 30, 2019 USD ($) $ / shares	Jan. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) entity $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Oct. 21, 2021 $ / shares	Oct. 30, 2019 entity	Oct. 29, 2019 entity
Related Party Transaction [Line Items]
Gross proceeds					$ 3,000,000	$ 1,000,000
Stock sold, stock price (in usd per share) | $ / shares					$ 23.23
Common stock, number of votes per share | entity														10
Restructuring and other related costs									$ 433,811	$ 206,703	$ 329,221
Percent of combined voting power		49.90%
Class C common stock
Related Party Transaction [Line Items]
Common stock, number of votes per share | entity		1	3						1				3
WeWork Partnerships Profits Interest Units
Related Party Transaction [Line Items]
Catch up base amount			$ 0
Distribution threshold (in usd per share) | $ / shares			$ 10.00						$ 59.65	$ 26.20
SBG
Related Party Transaction [Line Items]
Payments for settlement	$ 105,600
Mr. Neumann | WeWork Partnerships Profits Interest Units
Related Party Transaction [Line Items]
Awards converted to common stock (in shares) | shares				19,896,032
Subsidiary sale of stock
Related Party Transaction [Line Items]
Restructuring and other related costs			$ 428,300
Share based compensation, award modification
Related Party Transaction [Line Items]
Restructuring and other related costs			102,000
Affiliated Entity
Related Party Transaction [Line Items]
Gross proceeds	$ 921,600
Stock sold, stock price (in usd per share) | $ / shares	$ 23.23
Stock issuance costs							$ 48,000	$ 15,000
Affiliated Entity | We Holdings, LLC
Related Party Transaction [Line Items]
Gross proceeds			$ 578,400
Stock sold, stock price (in usd per share) | $ / shares			$ 23.23
Stock sold (in shares) | shares			24,901,342
Chief Executive Officer
Related Party Transaction [Line Items]
Settlement agreement, cease of beneficial share ownership threshold (at least) | shares									1,720,950
Distribution threshold (in usd per share) | $ / shares												$ 10.38